(Front cover)
(graphic: picture of Washington Monument)

(logo) American Funds (R)
The right choice for the long term(SM)

Washington Mutual Investors Fund

Semi-annual report for
the six months ended
October 31, 2002

Washington Mutual Investors Fund(SM)

Washington Mutual Investors Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Washington Mutual Investors Fund seeks to provide income and growth of principal through investments in quality common stocks.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2002 (the most recent calendar quarter):

     Class A shares                            One year  Five years   Ten years
     Reflecting 5.75% maximum sales charge
        Average annual compound return          -20.60%      +0.84%     +10.20%
        Total return                            -20.60%      +4.25%    +164.16%

Results for other share classes can be found on page 26. For the most current investment results, please refer to americanfunds.com. Please see inside back cover for important information about other share classes.
Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

Fellow shareholders:

(picture of Washington Monument)

The six months ended October 31, 2002, proved to be a difficult period for equity investors. Stock prices suffered from the continued threat of a confrontation with Iraq, terrorist attacks in Asian, African and European countries, a sluggish economic recovery and accounting scandals.

The two-and-a-half-year market decline intensified in the past six months, spreading from technology, media and communications stocks to the broader market, impacting even the strong dividend-paying industry leaders in which Washington Mutual Investors Fund invests. As a result, the value of an investment in the Fund, with dividends reinvested, declined 17.6%, slightly more than the unmanaged Standard & Poor's 500 Composite Index, which fell 17.0%. The technology-heavy Nasdaq Composite Index declined 21.2%. The 389 large-cap value funds tracked by Lipper Inc. posted an average decline of 18.6% for the same period. Much of the decline took place in September, which was one of the worst months for stocks since World War II.

Over longer periods, your Fund's adherence to its time-tested investment standards _ requiring companies in which we invest to meet strict standards of financial soundness _ coupled with experienced investment management, has enabled it to achieve above-average returns. Despite the recent breadth of the market's decline, that approach helped the Fund resist a large portion of the overall slide that began March 24, 2000 and reached a low on October 9, 2002. In that period, the S&P 500 fell 47.4% while the Fund declined 16.5%, assuming reinvestment of dividends. For its lifetime spanning more than 50 years, the Fund has produced an average annual compound return of 12.7%, compared with 11.2% for the S&P 500.

On November 6, shortly after the end of the Fund's October 31 fiscal period, the Federal Reserve Board lowered its target level for the federal funds rate for the twelfth time in the past two years, this time by 50 basis points, to 1.25%. While the economy has improved only in fits and starts since late last year, gross domestic product has grown at a rate of 3.2% for the 12 months ended September 30, 2002.

During the period covered by this report, consumer spending remained relatively high and was a source of strength for the economy. Unemployment did not reach the high levels of many previous periods of slow growth. With continuing low interest rates, refinancing of mortgages has also provided funds for investment in property, as well as other spending.

Although it is difficult to predict the timing of a more robust up trend, it is quite possible that growth will accelerate in the months ahead. The Federal Reserve Board's lowering of the federal funds rate should help spur recovery. Meanwhile, the protracted decline in stock prices during the past six months has produced more attractive investment opportunities in the high-quality, dividend-paying stocks that are the Fund's carefully selected investment universe.

On October 31, the Fund's broadly diversified portfolio showed ownership of 161 companies in 44 industries. Companies appearing in the portfolio since April 30 are AOL Time Warner, Applied Materials, EMC, General Electric, and Target. Eliminated during the period were 3M, Circuit City Stores, Conectiv, Moody's, Qwest Communications, and TRW. Two of the Fund's holdings _ Conoco and Phillips Petroleum _ merged, forming ConocoPhillips.

For shareholders with children, grandchildren or other relatives who are planning to attend college, we believe it is a good time to consider investing in CollegeAmerica, a Section 529 savings plan sponsored by the Commonwealth of Virginia and featuring 21 American Funds, including Washington Mutual Investors Fund. A CollegeAmerica account invested in Washington Mutual Investors Fund can grow free from tax. Withdrawals from the account through 2010 will also be free from Federal tax, and in most cases, state tax, if used to pay for qualified higher education expenses.

CollegeAmerica is available to residents of all 50 states and the District of Columbia. However, if you reside in a state other than Virginia, there may be an in-state plan that offers tax benefits not available in CollegeAmerica. The Fund's investment approach makes it well suited for long-term savings goals, such as higher education. For more complete information, including risks, charges and expenses, investors should talk with their financial advisers and obtain a program description and prospectuses.

We look forward to your questions and comments. We welcome the new shareholders who have joined us in the past six months and thank our long-time investors for their support.

Cordially,

(signature)               (signature)                 (signature)

James H. Lemon, Jr.,      Harry J. Lister,            Jeffrey L. Steele,
Chairman of the Board     Vice Chairman of the Board  President of the Fund

December 12, 2002

Investment portfolio October 31, 2002                                 unaudited

                              Percent of    Ten Largest               Percent of
  Five largest industries     net assets    individual holdings       net assets

  Banks                         10.47%      ChevronTexaco                3.72%
  Diversified telecommunication             Verizon Communications       2.81
    services                     9.31       J.P. Morgan Chase            2.78
  Pharmaceuticals                8.66       Eli Lilly                    2.35
  Oil & gas                      8.16       Bank of America              2.26
  Electric utilities             7.55       SBC Communications           2.11
                                            Wells Fargo                  2.10
                                            AT&T                         1.90
                                            BANK ONE                     1.84
                                            Exxon Mobil                  1.70

                                                                  Market Percent
Equity securities                                  Shares or       value  of net
(common stocks and convertible securities)            amount       (000)  assets
Energy 8.38%

 Energy equipment   Halliburton Co.                2,500,000  $   40,450    .09%
 & services .22%    Schlumberger Ltd.              1,400,000      56,154    .13
                                                                  96,604    .22

 Oil & gas 8.16%    Ashland Inc.                   3,680,000      96,600    .22
                    ChevronTexaco Corp.           24,493,500   1,656,495   3.72
                    ConocoPhillips (formed by the
                     merger of Conoco Inc. and
                     Phillips Petroleum Co.)       8,457,750     410,201    .92
                    Exxon Mobil Corp.             22,470,000     756,340   1.70
                    Kerr-McGee Corp.               2,600,000     113,100    .25
                    Marathon Oil Corp.            11,600,000     242,440    .54
                    Royal Dutch Petroleum Co.
                     (New York registered)           750,000      32,085    .07
                    Sunoco, Inc.                   3,000,000      89,940    .20
                    Unocal Corp.                   8,696,500     240,371    .54
                                                               3,637,572   8.16
                                                               3,734,176   8.38

 Materials 4.93%

 Chemicals 1.53%    Air Products and Chemicals,
                     Inc.                          3,212,300     141,984    .32
                    Crompton Corp.                 5,800,001      38,454    .09
                    Dow Chemical Co.              16,100,000     418,439    .94
                    PPG Industries, Inc.           1,762,200      82,876    .18
                                                                 681,753   1.53

 Metals &           Alcoa Inc.                     5,950,000$    131,257    .29%
 mining .64%        Newmont Mining Corp.           6,250,000     154,500    .35
                                                                 285,757    .64

 Paper & forest     International Paper Co.       19,700,000     688,121   1.54
 products 2.76%     MeadWestvaco Corp.             7,749,806     162,358    .37
                    Weyerhaeuser Co.               8,400,000     380,520    .85
                                                               1,230,999   2.76
                                                               2,198,509   4.93

 Capital goods 5.82%

 Aerospace &        Boeing Co.                     3,000,000      89,250    .20
 defense 2.20%      Honeywell International Inc.  10,450,000     250,173    .56
                    Lockheed Martin Corp.          2,500,000     144,750    .32
                    Northrop Grumman Corp.           975,000     100,552    .23
                    Raytheon Co.                   4,800,000     141,600    .32
                    United Technologies Corp.      4,092,100     252,360    .57
                                                                 978,685   2.20

 Construction &     Fluor Corp.                    3,000,000      70,950    .16
 engineering .16%

 Electrical         Emerson Electric Co.           2,500,000     120,450    .27
 equipment .30%     Rockwell Automation              821,000      13,588    .03
                                                                 134,038    .30

 Industrial con-    General Electric Co.          24,800,000     626,200   1.40
 glomerates 1.40%

 Machinery 1.33%    Caterpillar Inc.               3,500,000     142,975    .32
                    Deere & Co.                    2,800,000     129,892    .29
                    Dover Corp.                    2,000,000      50,160    .11
                    Eaton Corp.                    1,012,900      69,272    .16
                    Illinois Tool Works Inc.       1,200,000      73,680    .16
                    Ingersoll-Rand Co. Ltd.,
                     Class A                       1,700,000      66,300    .15
                    Pall Corp.                     3,592,300      62,398    .14
                                                                 594,677   1.33

 Trading companies  Genuine Parts Co.              6,515,800     192,477    .43
 & distributors .43%                                           2,597,027   5.82

 Commercial services & supplies 1.13%

 Commercial         Deluxe Corp.                   2,200,000     101,684    .23%
 services &         Pitney Bowes Inc.             10,522,300     353,023    .79
 supplies 1.13%      ServiceMaster Co.             5,000,000      51,250    .11
                                                                 505,957   1.13

 Transportation .90%

 Airlines .25%      Southwest Airlines Co.         7,500,000     109,500    .25

 Road & rail .65%   Burlington Northern
                     Santa Fe Corp.                4,000,000     102,920    .23
                    CSX Corp.                      2,536,200      69,999    .16
                    Union Pacific Corp.            2,000,000     118,100    .26
                                                                 291,019    .65
                                                                 400,519    .90

 Automobiles & components .92%

 Auto components    Dana Corp.                     3,200,000      32,000    .07
 .12%               Goodyear Tire & Rubber Co.     3,000,000      21,300    .05
                                                                  53,300    .12

 Automobiles .80%   Ford Motor Co.                 4,400,000      37,224    .08
                    General Motors Corp.           8,040,000     267,330    .72
                    General Motors Corp.,
                     Series B, 5.25% convertible
                     debentures 2032               2,442,000      50,916
                                                                 355,470    .80
                                                                 408,770    .92

 Consumer durables & apparel 1.75%

 Household          Newell Rubbermaid Inc.         6,000,000     194,520    .43
 durables .71%      Stanley Works                  3,828,500     123,929    .28
                                                                 318,449    .71

 Leisure equipment  Eastman Kodak Co.              3,800,000     125,210    .28
 & products .28%

 Textiles, apparel  NIKE, Inc., Class B            4,414,900     208,339    .47
 & luxury goods     VF Corp.                       3,500,000     128,870    .29
 .76%                                                            337,209    .76
                                                                 780,868   1.75

 Hotels, restaurants & leisure .28%

 Hotels,            McDonald's Corp.               7,000,000     126,770    .28%
 restaurants
 & leisure .28%
 Media 1.21%

 Media 1.21%        AOL Time Warner Inc./1/       14,000,000     206,500    .46
                    Dow Jones & Co., Inc.          1,900,000      66,728    .15
                    Gannett Co., Inc.                800,000      60,744    .14
                    Interpublic Group of
                     Companies, Inc.              11,681,000     139,822    .31
                    Knight-Ridder, Inc.            1,100,000      66,198    .15
                                                                 539,992   1.21

 Retailing 4.79%

 Multiline retail   Dollar General Corp.           5,250,000      73,290    .16
 1.37%              May Department Stores Co.     12,100,000     282,535    .63
                    Target Corp.                   8,600,000     259,032    .58
                                                                 614,857   1.37

 Specialty          Gap, Inc.                     13,000,000     153,010    .34
 retail 3.42%       Limited Brands, Inc.
                     (formerly Limited Inc.)      22,000,000     344,740    .77
                    Lowe's Companies, Inc.        15,000,000     625,950   1.41
                    TJX Companies, Inc.           19,500,000     400,140    .90
                                                               1,523,840   3.42
                                                               2,138,697   4.79

 Food & drug retailing 1.50%

 Food & drug        Albertson's, Inc.             19,906,750     444,120    .99
 retailing 1.50%    Walgreen Co.                   6,690,400     225,801    .51
                                                                 669,921   1.50

 Food & beverage 5.09%

 Beverages .89%     Coca-Cola Co.                  3,400,000     158,032    .36
                    PepsiCo, Inc.                  5,400,000     238,140    .53
                                                                 396,172    .89

Food products       ConAgra Foods, Inc.           11,750,000     284,937    .64%
 4.20%              General Mills, Inc.            9,000,000     371,880    .83
                    H.J. Heinz Co.                15,850,000     509,736   1.14
                    Kellogg Co.                    7,200,000     229,392    .52
                    Sara Lee Corp.                20,850,000     476,005   1.07
                                                               1,871,950   4.20
                                                               2,268,122   5.09

 Household & personal products 2.36%

 Household          Kimberly-Clark Corp.          12,950,000     666,925   1.50
 products 1.50%

 Personal           Avon Products, Inc.            7,900,000     383,071    .86
 products .86%                                                 1,049,996   2.36

 Health care equipment & services 2.21%

 Health care        Applera Corp. -
 equipment &         Applied Biosystems Group      8,733,000     176,669    .40
 supplies .86%      Becton, Dickinson and Co.      6,950,000     205,094    .46
                                                                 381,763    .86

 Health care        Aetna Inc.                     6,625,000     266,987    .60
 providers &        Cardinal Health, Inc.          3,400,000     235,314    .53
 services 1.35%     CIGNA Corp.                    2,700,000      97,578    .22
                                                                 599,879   1.35
                                                                 981,642   2.21

 Pharmaceuticals & biotechnology 8.66%

 Pharmaceuticals    Abbott Laboratories            4,700,000     196,789    .44
 8.66%              Bristol-Myers Squibb Co.      23,613,100     581,118   1.30
                    Eli Lilly and Co.             18,840,000   1,045,620   2.35
                    Johnson & Johnson              1,873,400     110,062    .25
                    Merck & Co., Inc.              8,050,000     436,632    .98
                    Pfizer Inc                    17,275,000     548,827   1.23
                    Pharmacia Corp.               15,310,000     658,330   1.48
                    Schering-Plough Corp.          6,905,600     147,435    .33
                    Wyeth                          4,000,000     134,000    .30
                                                               3,858,813   8.66

Banks 10.47%

 Banks 10.47%       Bank of America Corp.         14,400,000   1,005,120   2.26
                    Bank of New York Co., Inc.     8,000,000     208,000    .47
                    BANK ONE CORP.                21,320,000     822,312   1.84
                    FleetBoston Financial Corp.   11,600,000     271,324    .61
                    KeyCorp                        3,000,000      73,290    .16
                    National City Corp.            3,400,000      92,242    .21
                    PNC Financial Services
                     Group, Inc.                   6,290,000     255,751    .57
                    SunTrust Banks, Inc.           1,000,000      60,840    .14
                    Wachovia Corp.                14,870,000     517,327
                    Wachovia Corp., DEPS           5,650,000         904   1.16
                    Washington Mutual, Inc.       11,850,000     423,756    .95
                    Wells Fargo & Co.             18,560,000     936,723   2.10
                                                               4,667,589  10.47

 Diversified financials 5.66%

 Diversified        American Express Co.           2,000,000      72,740    .16
 financials 5.66%   Citigroup Inc.                 1,230,000      45,448    .10
                    Fannie Mae                     5,325,000     356,030    .80
                    Freddie Mac                    4,050,000     249,399    .56
                    Household International, Inc. 19,250,000     457,380   1.03
                    J.P. Morgan Chase & Co.       59,688,600   1,238,538   2.78
                    SLM Corp. (formerly USA
                     Education Inc.)               1,000,000     102,740    .23
                                                               2,522,275   5.66

 Insurance 5.20%

 Insurance 5.20%    Allstate Corp.                18,100,000     720,018   1.61
                    American International
                     Group, Inc.                  10,700,000     669,285   1.50
                    Aon Corp.                      8,450,000     154,889    .35
                    Hartford Financial Services
                     Group, Inc.                   2,000,000      79,000    .18
                    Jefferson-Pilot Corp.          4,375,000     175,656    .39
                    Lincoln National Corp.         9,154,800     279,313    .63
                    Marsh & McLennan
                     Companies, Inc.               2,400,000     112,104    .25
                    MGIC Investment Corp.            500,000      20,980    .05
                    St. Paul Companies, Inc.       3,250,000     106,600    .24
                                                               2,317,845   5.20

 Software & services 1.39%

 IT consulting &    Electronic Data Systems Corp. 11,700,000     176,202    .40%
 services .40%

 Software .99%      Microsoft Corp./1/             4,000,000     213,880    .48
                    Oracle Corp./1/               22,350,000     227,747    .51
                                                                 441,627    .99
                                                                 617,829   1.39

 Technology hardware & equipment 4.31%

 Communications     Cisco Systems, Inc./1/         3,368,600      37,661    .09
 equipment .35%     Harris Corp.                     200,000       5,276    .01
                    Motorola, Inc.                12,100,000     110,957    .25
                                                                 153,894    .35

 Computers &        Dell Computer Corp.<F1>        1,600,000      45,776    .10
 peripherals 2.52%  EMC Corp./1/                  22,968,300     117,368    .26
                    Hewlett-Packard Co.           26,700,000     421,860    .95
                    International Business
                     Machines Corp.                6,285,000     496,138   1.11
                    Sun Microsystems, Inc./1/     15,000,000      44,415    .10
                                                               1,125,557   2.52

 Electronic         Sanmina-SCI Corp./1/          10,225,000      31,493    .07
 equipment &
 instruments .07%

 Office electronics  IKON Office Solutions, Inc.   7,000,000      49,560    .11
 .11%

 Semiconductor      Applied Materials, Inc./1/    10,900,000
                                                                 163,827    .36
 equipment &        Intel Corp.                    3,300,000      57,090    .13
 products 1.26%     Linear Technology Corp.        2,725,000      75,319    .17
                    Texas Instruments Inc.        12,635,300     200,396    .45
                    Xilinx, Inc./1/                3,500,000      66,465    .15
                                                                 563,097   1.26
                                                               1,923,601   4.31

 Telecommunication services 9.31%

 Diversified        ALLTEL Corp.                   9,776,300     485,980 \
 telecommunication  ALLTEL Corp.                                          >1.26
 services 9.31%      7.75% 2005              1,500,000 units      74,850 /
                    AT&T Corp.                    64,850,000     845,644   1.90
                    SBC Communications Inc.       36,750,000$    943,005   2.11%
                    Sprint Corp. - FON Group,
                     Series 1                     44,000,000     546,480   1.23
                    Verizon Communications Inc.   33,177,000   1,252,764   2.81
                                                               4,148,723   9.31

 Utilities 8.53%

 Electric           Ameren Corp.                   2,300,000
                                                                  92,920    .21
 utilities 7.55%    American Electric
                     Power Co., Inc.              14,014,000     359,319    .81
                    Consolidated Edison, Inc.      3,271,700     139,276    .31
                    Constellation Energy
                     Group,Inc.                    8,175,000     209,117    .47
                    Dominion Resources, Inc.       8,364,000     401,472    .90
                    DTE Energy Co.                 3,550,000     160,070    .36
                    Exelon Corp.                   6,700,000     337,680    .76
                    FirstEnergy Corp.              2,288,741      74,270    .17
                    FPL Group, Inc.                4,090,000     241,228    .54
                    PPL Corp.                      2,000,000      69,220    .15
                    Progress Energy, Inc.         10,625,418     443,292    .99
                    Public Service Enterprise
                     Group Inc.                    2,020,000      57,873    .13
                    Puget Sound Energy, Inc.       3,800,000      80,902    .18
                    Southern Co.                  13,000,000     386,100    .87
                    TECO Energy, Inc.              1,000,000      14,800    .03
                    TXU Corp.                     10,000,000     143,500 \
                    TXU Corp. 8.125% FELINE                               > .37
                     PRIDES 2006               800,000 units      19,840 /
                    Xcel Energy Inc.              13,000,000     135,200    .30
                                                               3,366,079   7.55

 Multi-utilities &  Duke Energy Corp.             20,599,100     422,076    .95
 unregulated power  Williams Companies, Inc.       7,500,000      14,100    .03
 .98%                                                            436,176    .98
                                                               3,802,255   8.53

 Miscellaneous 1.72%

 Miscellaneous      Other equity securities in
 1.72%               initial period of acquisition               766,264   1.72

 Total equity securities (cost: $43,927,409,000)              43,026,160  96.52

                                                   Principal      Market Percent
                                                      amount       value  of net
Short-term securities                                  (000)       (000)  assets

U.S. Treasuries and other federal agencies 3.42%

 U.S. Treasuries    Federal Home Loan Banks
 and other federal   1.53% - 1.70%
 agencies 3.42%      due 11/1/2002 - 1/29/2003      $764,457 $   763,081   1.71%
                    United States Treasury bills
                     1.47% - 1.65%
                     due 11/7/2002 - 1/23/2003       765,124     763,692   1.71

 Total short-term securities (cost: $1,526,669,000)            1,526,773   3.42

 Total investment securities (cost: $45,454,078,000)          44,552,933  99.94
 Excess of cash and receivables over payables                     25,738    .06

 Net assets                                                  $44,578,671    100%



/1/ Non-income-producing security.


See Notes to Financial Statements

Financial Statements

Statement of assets and liabilities                                    unaudited
at October 31, 2002 (dollars and shares in thousands, except per-share amounts)
  Assets:
    Investment securities at market (cost: $45,454,078)              $44,552,933
    Cash                                                                     258
    Receivables for:
      Sales of investments                                   $24,561
      Sales of Fund's shares                                  77,237
      Dividends and interest                                  92,030     193,828
    Other assets                                                               6

                                                                      44,747,025

  Liabilities:
    Payables for:
      Purchases of investments                                95,932
      Repurchases of Fund's shares                            34,855
      Management services                                     10,767
      Services provided by affiliates                         25,963
      Deferred Directors' and Advisory Board compensation        775
      Other fees and expenses                                     62     168,354

  Net assets at October 31, 2002                                     $44,578,671

  Net assets consist of:
    Capital paid in on shares of capital stock                       $45,323,070
    Undistributed net investment income                                   88,745
    Undistributed net realized gain                                       68,001
    Net unrealized depreciation                                        (901,145)

  Net assets at October 31, 2002                                     $44,578,671

  Total authorized capital stock _ 4,000,000 shares, $.001 par value
                                                                       Net asset
                                                            Shares     value per
                                              Net assets outstanding   share/1/
  Class A                                    $41,423,017   1,791,727      $23.12
  Class B                                      1,207,209      52,448       23.02
  Class C                                        876,657      38,132       22.99
  Class F                                        618,259      26,781       23.09
  Class 529-A                                    122,853       5,318       23.10
  Class 529-B                                     31,743       1,376       23.06
  Class 529-C                                     41,250       1,789       23.06
  Class 529-E                                      4,694         204       23.07
  Class 529-F                                        170           7       23.12
  Class R-1                                        1,210          52       23.08
  Class R-2                                       17,694         767       23.06
  Class R-3                                       21,118         915      23.09
  Class R-4                                        8,019         347       23.09
  Class R-5                                      204,778       8,857       23.12


/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $24.53 and $24.51, respectively.


See Notes to Financial Statements

Statement of operations                                                unaudited

for the six months ended October 31, 2002 (dollars in thousands)
  Investment income:
    Income:
      Dividends (net of non-U.S. withholding tax of $646) $661,774
      Interest                                              15,491  $   677,265
    Fees and expenses:
      Investment advisory services                          47,878
      Business management services                          21,825
      Distribution services                                 66,699
      Transfer agent services                               26,181
      Administrative services                                1,631
      Reports to shareholders                                1,430
      Registration statement and prospectus                  1,823
      Postage, stationery and supplies                       3,395
      Directors' and Advisory Board compensation               176
      Auditing and legal                                       137
      Custodian                                                192
      Other                                                     63
      Total expenses before reimbursement                  171,430
        Reimbursement of expenses                                8      171,422
    Net investment income                                               505,843

  Net realized gain and unrealized depreciation
  on investments:
    Net realized gain on investments                                    600,409
    Net unrealized depreciation on investments                      (10,641,773)
      Net realized gain and unrealized depreciation
        on investments                                              (10,041,364)

  Net decrease in net assets resulting from operations              $(9,535,521)

See Notes to Financial Statements

Statement of changes in net assets
                                                          (dollars in thousands)

                                                       Six months    Year ended
                                                    ended October 31, April 30,
                                                        2002/1/         2002
  Operations:
    Net investment income                             $    505,843 $     846,677
    Net realized gain (loss) on investments                600,409     (525,938)
    Net unrealized depreciation on investments        (10,641,773)     (669,533)
      Net decrease in net assets resulting
        from operations                                (9,535,521)     (348,794)

  Dividends and distributions paid to shareholders:
    Dividends from net investment income                 (507,499)     (924,457)
    Distributions from net realized gain on
        investments                                             _   (1,103,304)
      Total dividends and distributions paid
        to shareholders                                  (507,499)   (2,027,761)

  Capital share transactions                             1,657,774     6,299,190

  Total (decrease) increase in net assets              (8,385,246)     3,922,635

  Net assets:
    Beginning of period                                 52,963,917    49,041,282
    End of period (including undistributed net
      investment income: $88,745 and
      $90,401, respectively)                           $44,578,671   $52,963,917



/1/ Unaudited


See Notes to Financial Statements

Notes to financial statements                                         unaudited

1. Organization and significant accounting policies

Organization _ Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund's share classes are described below:

                     Initial
                        Contingent deferred sales
Share class     sales chargecharge upon redemption            Conversion feature

Class A and            Up to                  None                          None
Class 529-A            5.75%

Class B and             None   Declines from 5% to       Class B and Class 529-B
Class529-B                    zero for redemptions        convert to Class A and
                               within six years of    Class 529-A, respectively,
                                          purchase             after eight years

Class C                 None    1% for redemptions           Class C converts to
                                   within one year        Class F after 10 years
                                       of purchase

Class 529-C             None    1% for redemptions                          None
                                   within one year
                                       of purchase

Class 529-E             None                  None                          None

Class F and             None                  None                          None
Class 529-F

Class R-1, Class R-2,
Class R-3, Class R-4
and Class R-5           None                  None                          None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies _ The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund:

     Security valuation _ Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the Fund's investment adviser, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Fund's Board of Directors.

     Security transactions and related investment income _ Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

  Class allocations _ Income, fees, and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and certain shareholder services, are charged directly to the respective share class.

  Dividends and distributions to shareholders _ Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions _ Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; expenses deferred for tax purposes; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund. As of October 31, 2002, the cost of investment securities for federal income tax purposes was $45,461,512,000.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

  Undistributed net investment income                            $       88,266
  Accumulated short-term capital losses                                (560,355)
  Undistributed long-term capital gains                                 637,047
  Gross unrealized appreciation on investment securities              6,092,925
  Gross unrealized depreciation on investment securities             (7,001,504)

Accumulated short-term capital losses above include a capital loss carryforward of $113,718,000 expiring in 2010. The capital loss carryforward will be used to offset any capital gains realized by the Fund in the current year or in subsequent years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid was as follows (dollars in thousands):

Six months ended October 31, 2002
             Distributions from ordinary income   Distributions            Total
Share          Net investment       Short-term   from long-term    distributions
class                  income    capital gains    capital gains             paid

Class A              $483,610               _               _         $483,610
Class B                 8,461               _               _            8,461
Class C                 5,665               _               _            5,665
Class F                 5,673               _               _            5,673
Class 529-A             1,019               _               _            1,019
Class 529-B               176               _               _              176
Class 529-C               236               _               _              236
Class 529-E                31               _               _               31
Class 529-F              _ /1/              _               _             _/2/
Class R-1/1/                5               _               _                5
Class R-2/1/               39               _               _               39
Class R-3/1/               37               _               _               37
Class R-4/1/               16               _               _               16
Class R-5/1/            2,531               _               _            2,531

Total                $507,499               _               _         $507,499


/1/ 1Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.

/1/ Amount less than one thousand.


Year ended April 30, 2002

             Distributions from ordinary income   Distributions            Total
Share          Net investment       Short-term   from long-term    distributions
class                  income    capital gains    capital gains             paid

Class A              $909,181               _       $1,075,003       $1,984,184
Class B                 7,815               _           15,419           23,234
Class C                 3,566               _            7,377           10,943
Class F                 3,773               _            5,505            9,278
Class 529-A/1/             86               _               _               86
Class 529-B/1/             16               _               _               16
Class 529-C/1/             19               _               _               19
Class 529-E/1/              1               _               _                1

Total                $924,457               _       $1,103,304       $2,027,761


/1/ Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002.


3. Fees and transactions with related parties

Business management services _ The Fund has a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.040% of such assets in excess of $55 billion. For the six months ended October 31, 2002, the business management services fee was equivalent to an annualized rate of 0.090% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), earned $287,000 on its retail sales of shares and distribution plan of the Fund and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund.

Investment advisory services _ Capital Research and Management Company (CRMC), the Fund's investment adviser, is the parent company of American Funds Service Company (AFS), the Fund's transfer agent, and American Funds Distributors (AFD), the principal underwriter of the Fund's shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.185% on such assets in excess of $55 billion. For the six months ended October 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.198% of average daily net assets.

Class-specific fees and expenses _ Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

  Distribution services _ The Fund has adopted plans of distribution for all share classes, except for Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

  Share class                             Currently approved limits  Plan limits

  Class A                                                    0.25%        0.25%
  Class 529-A                                                0.25         0.50
  Class B and Class 529-B                                    1.00         1.00
  Class C, Class 529-C and Class R-1                         1.00         1.00
  Class R-2                                                  0.75         1.00
  Class 529-E and Class R-3                                  0.50         0.75
  Class F, Class 529-F and Class R-4                         0.25         0.50

  All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2002, there were no unreimbursed expenses which remain subject to reimbursement for Class A or for Class 529-A.

Transfer agent services _ The Fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

  Administrative services _ The Fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

  Expenses under the agreements described above for the six months ended October 31, 2002, were as follows (dollars in thousands):

                            Distribution      Transfer agent      Administrative
  Share class                   services            services            services

  Class A                        $55,851             $25,402      Not applicable
  Class B                          5,814                 779      Not applicable
  Class C                          3,950           ____                $784
  Class F                            663               |                     521
  Class 529-A                        114               |                     122
  Class 529-B                        114               |                      36
  Class 529-C                        154         Included in                  46
  Class 529-E                          7      administrative                   4
  Class 529-F                     _/1/             services                 -/1/
  Class R-1                            3               |                       2
  Class R-2                           15               |                      12
  Class R-3                           12               |                       9
  Class R-4                            2               |                       2
  Class R-5               Not applicable          _____                  93


/1/Amount less than one thousand.


Deferred Directors' and Advisory Board compensation _ Since the adoption of the deferred compensation plan in 1994, Independent Directors and Advisory Board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds.
These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected Funds. Directors' and Advisory Board fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors _ WMC and JLC are both wholly owned subsidiaries of JLG. All the officers of the Fund and four of its Directors are affiliated with JLG and receive no compensation directly from the Fund in such capacities.

4. Investment transactions and other disclosures

The Fund made purchases and sales of investment securities, excluding short-term securities, of $7,613,179,000 and $5,547,364,000, respectively, during the six months ended October 31,2002.

The Fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended October 31, 2002, the custodian fee of $192,000 includes $13,000 that was offset by this reduction, rather than paid in cash.

5. Investments in affiliates

The Fund owns 5.34% and 5.10% of the outstanding voting securities of Ashland and Crompton, respectively, and therefore, each is considered an "affiliated company" of the Fund under the Investment Company Act of 1940.

6. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):

Six months ended October 31, 2002


                                                      Reinvestment ofdividends
                                  Sales<F1>               and distributions            Repurchases<F1>              Net increase
Share class                 Amount        Shares        Amount        Shares        Amount        Shares        Amount        Shares

Class A                 $3,721,332       147,911      $451,892        18,449  $(3,957,065)     (160,631)      $216,159         5,729
Class B                    437,600        17,302         8,094           334      (95,814)       (4,010)       349,880        13,626
Class C                    434,207        17,245         5,380           223      (80,476)       (3,378)       359,111        14,090
Class F                    360,271        14,410         5,170           214      (84,958)       (3,519)       280,483        11,105
Class 529-A                 92,402         3,619         1,019            42       (1,692)          (71)        91,729         3,590
Class 529-B                 25,475         1,002           176             7         (391)          (16)        25,260           993
Class 529-C                 33,114         1,291           236            10         (865)          (37)        32,485         1,264
Class 529-E                  4,617           181            31             1         (140)           (5)         4,508           177
Class 529-F                    168             7            _<F4>        _<F4>        _<F4>        _<F4>           168             7
Class R-1<F2>                1,325            55             5           _<F4>        (69)           (3)         1,261            52
Class R-2<F2>               18,946           827            39             2       (1,366)          (62)        17,619           767
Class R-3<F2>               23,309         1,022            37             2       (2,492)         (109)        20,854           915
Class R-4<F2>               10,874           493            16             1       (3,093)         (147)         7,797           347
Class R-5<F2>              259,866         9,239         2,479           102      (11,885)         (484)       250,460         8,857

Total net increase
(decrease) in Fund      $5,423,506       214,604      $474,574        19,387  $(4,240,306)     (172,472)    $1,657,774        61,519

Year ended April 30, 2002

Class A                 $7,676,711       267,697    $1,863,712        66,650  $(5,235,510)     (182,734)    $4,304,913       151,613
Class B                    855,010        29,918        22,290           798      (45,604)       (1,612)       831,696        29,104
Class C                    663,148        23,250        10,503           376      (22,510)         (797)       651,141        22,829
Class F                    463,606        16,165         8,634           309      (37,824)       (1,332)       434,416        15,142
Class 529-A<F3>             50,134         1,733            86             3         (236)           (8)        49,984         1,728
Class 529-B<F3>             11,111           384            16         _<F4>          (34)           (1)        11,093           383
Class 529-C<F3>             15,180           525            19             1          (32)           (1)        15,167           525
Class 529-E<F3>                782            27             1         _<F4>           (3)         _<F4>           780            27

Total net increase
(decrease) in Fund      $9,735,682       339,699    $1,905,261        68,137  $(5,341,753)     (186,485)    $6,299,190       221,351

<F1> Includes exchanges between share classes of the fund.

<F2> Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.

<F3> Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.

<F4> Amount less than one thousand.

Financial highlights1

                                             Income from invest-      Dividends and
                                             ment operations<F3>      distributions
                                             _________   _________
                                                     Net
                                                  (losses)
                                                    gains
                                                     on              Div
                                                    secu-          idends   Dis-
                                      Net     Net  rities   Total   (from  tribu-                           Net     Ratio    Ratio
                                     asset    in-   (both   from     net    tions Total    Net            assets   of ex-   of net
                                     value   vest-  real-  invest- invest-  (from dis-    asset           end of   penses   income
                                     begin   ment  ized &   ment    ment    cap-  tri-    value   Total    peri-   to avg. (loss) to
                                    ning of income  unre-   oper-    in-    ital   bu-   end of  return   od (in     net   avg. net
                                    period  (loss) alized)  tions   come)  gains) tions  period   <F4>   millions) assets   assets
Class A:     Six months ended       $28.37  $ .27  $(5.25) $(4.98) $(.27)  $-     $(.27) $23.12 (17.60)% $41,423  .68%<F6> 2.13%<F6>
               10/31/2002<F2>
             Year ended 4/30/2002    29.80    .50    (.75)   (.25)  (.54)   (.64) (1.18)  28.37   (.73)   50,669  .65      1.72
             Year ended 4/30/2001    29.14    .57    3.17    3.74   (.58)  (2.50) (3.08)  29.80  13.54    48,700  .65      1.95
             Year ended 4/30/2000    35.31    .61   (3.09)  (2.48)  (.58)  (3.11) (3.69)  29.14  (6.96)   47,319  .63      1.91
             Year ended 4/30/1999    33.92    .60    3.99    4.59   (.61)  (2.59) (3.20)  35.31  14.61    57,018  .61      1.84
             Year ended 4/30/1998    25.93    .62    9.65   10.27   (.62)  (1.66) (2.28)  33.92  40.80    45,764  .62      2.08

Class B:     Six months ended        28.25    .17   (5.22)  (5.05)  (.18)   _      (.18)  23.02 (17.91)    1,207 1.45<F6>  1.35<F6>
               10/31/2002<F2>
             Year ended 4/30/2002    29.71    .25    (.72)   (.47)  (.35)   (.64)  (.99)  28.25  (1.50)    1,097 1.41       .88
             Year ended 4/30/2001    29.11    .29    3.22    3.51   (.41)  (2.50) (2.91)  29.71  12.67       289 1.42       .99
             Period from 3/15/2000   26.93    .02    2.16    2.18   _       _      _      29.11   8.09        34  .17       .08
               to 4/30/2000

Class C:     Six months ended        28.22    .16   (5.21)  (5.05)  (.18)   _      (.18)  22.99 (17.95)      877 1.52<F6>  1.28<F6>
               10/31/2002<F2>
             Year ended 4/30/2002    29.70    .21    (.73)   (.52)  (.32)   (.64)  (.96)  28.22  (1.68)      678 1.51       .72
             Period from 3/15/2001   28.32   (.02)   1.40    1.38   _       _      _      29.70   4.87        36  .23      (.07)
               to 4/30/2001

Class F:     Six months ended        28.33    .25   (5.23)  (4.98)  (.26)   _      (.26)  23.09 (17.62)      618  .76<F6>  2.05<F6>
               10/31/2002<F2>
             Year ended 4/30/2002    29.79    .42    (.72)   (.30)  (.52)   (.64) (1.16)  28.33   (.89)      444  .78      1.46
             Period from 3/15/2001   28.37    .01    1.41    1.42   _       _      _      29.79   5.01        16  .12       .04
               to 4/30/2001

Class 529-A: Six months ended        28.36    .24   (5.24)  (5.00)  (.26)   _      (.26)  23.10 (17.67)      123  .83<F6>  1.96<F6>
               10/31/2002<F2>
             Period from 2/15/2002   27.71    .04     .75     .79   (.14)   _      (.14)  28.36   2.82        49  .16       .14
               to 4/30/2002

Class 529-B: Six months ended        28.34    .14   (5.24)  (5.10)  (.18)   _      (.18)  23.06 (17.99)       32 1.63<F6>  1.16<F6>
               10/31/2002<F2>
             Period from 2/19/2002   27.25   (.01)   1.22    1.21   (.12)   _      (.12)  28.34   4.38        11  .30      (.02)
               to 4/30/2002
Class 529-C: Six months ended        28.33    .14   (5.23)  (5.09)  (.18)   _      (.18)  23.06 (17.99)       41 1.61<F6>  1.17<F6>
               10/31/2002<F2>
             Period from 2/15/2002   27.71   (.01)    .75     .74   (.12)   _      (.12)  28.33   2.65        15  .32      (.03)
               to 4/30/2002

Class 529-E: Six months ended        28.34    .21   (5.23)  (5.02)  (.25)   _      (.25)  23.07 (17.77)        5 1.08<F6>  1.69<F6>
               10/31/2002<F2>
             Period from 3/1/2002    28.59    .01    (.13)   (.12)  (.13)   _      (.13)  28.34   (.44)        1  .17       .04
               to 4/30/2002

Class 529-F: Period from 9/16/2002   23.98    .06    (.79)   (.73)  (.13)   _      (.13)  23.12  (3.04)   _<F5>  .10        .27
               to 10/31/2002<F2>

Class R-1:   Period from 5/29/2002   28.52    .13   (5.34)  (5.21)  (.23)   _      (.23)  23.08 (18.32)        1  .65<F7>   .56
               to 10/31/2002<F2>

Class R-2:   Period from 5/31/2002   28.46    .12   (5.27)  (5.15)  (.25)   _      (.25)  23.06 (18.15)       18  .62<F7>   .53
               to 10/31/2002<F2>

Class R-3:   Period from 6/4/2002    27.81    .15   (4.61)  (4.46)  (.26)   _      (.26)  23.09 (16.08)       21  .44<F7>   .65
               to 10/31/2002<F2>

Class R-4:   Period from 5/20/2002   28.78    .20   (5.60)  (5.40)  (.29)   _      (.29)  23.09 (18.82)        8  .33<F7>   .89
               to 10/31/2002<F2>

Class R-5:   Period from 5/15/2002   28.84    .26   (5.68)  (5.42)  (.30)   _      (.30)  23.12 (18.86)      205  .19      1.06
               to 10/31/2002<F2>



                             Six months              Year ended April 30
                          ended October 31,  _________________
                               2002<F2>     2002    2001    2000    1999    1998
Portfolio turnover rate
for all classes of shares         12%        22%     25%     26%     28%     18%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

<F2> Unaudited.

<F3> Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.

<F4> Total returns exclude all sales charges, including contingent deferred sales charges.

<F5> Amount less than 1 million.

<F6> Annualized.

<F7> During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had CRMC not paid such fees, expense ratios would have been .85%, .70%, .48% and .37% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.

Other share class results

Class B, Class C, Class F and Class 529                                unaudited

Returns for periods ended September 30, 2002 (the most recent calendar quarter):

                                                                        Life
                                                            One year  of class
Class B shares          Reflecting applicable contingent
                          deferred sales charge (CDSC),
                          maximum of 5%, payable only if
                        shares are sold within six years
                          of purchase
                        Average annual compound return        _     - 3.99%/1/
                        Total return                        - 20.44% - 9.85%/1/

Class C shares          Reflecting CDSC, maximum of 1%,
                          payable only if shares are sold
                          within one year of purchase
                        Average annual compound return        _    - 13.26%/1/
                        Total return                         -17.25% -19.73%/2/

Class F shares/3/      Not reflecting annual asset-based
                          fee charged by sponsoring firm
                        Average annual compound return        _     -12.55%/2/
                        Total return                        - 15.82% -18.72%/2/

Class 529-A shares      Reflecting 5.75% maximum sales
                          charge
                        Average annual compound return        _      _
                        Total return                          _     -24.36%/4/

Class 529-B shares      Reflecting applicable CDSC, maximum
                          of 5%, payable only if shares are
                          sold within six years of purchase
                        Average annual compound return        _      _
                        Total return                          _     -22.79%/5/

Class 529-C shares      Reflecting CDSC, maximum of 1%,
                          payable only if shares are sold
                          within one year of purchase
                        Average annual compound return        _      _
                        Total return                          _     -20.91%/4/

Class 529-E shares/3/   Average annual compound return        _      _
                        Total return                          _     -22.35%/6/

Class 529-F and         Results for Class 529-F and Class R shares are not shown
                          because of the brief Class R shares time between their initial sales and the end of the period.


/1/ From March 15, 2000, when Class B shares were first sold.

/2/ From March 15, 2001, when Class C and Class F shares were first sold.

/3/ These shares are sold without any initial or contingent deferred sales charge.

/4/ From February 15, 2002, when Class 529-A and Class 529-C shares were first sold.

/5/ From February 19, 2002, when Class 529-B shares were first sold.

/6/ Total return from March 1, 2002, when Class 529-E shares were first sold.


Board of Directors and Directors Emeritus

Directors

James H. Lemon, Jr.     Chairman of the Board

Harry J. Lister         Vice Chairman of the Board

Jeffrey L. Steele       President of the Fund

Cyrus A. Ansary
Charles A. Bowsher
Fred J. Brinkman
Daniel J. Callahan III
Edward W. Kelley, Jr.
James C. Miller III
Katherine D. Ortega
J. Knox Singleton
T. Eugene Smith
Leonard P. Steuart, II

We are sad to report that Margita E. White passed away on November 20, 2002. Mrs. White had been a member of the Fund's Board of Directors since 1987. Her wise counsel and friendship will be greatly missed.

Directors Emeritus

Stephen Hartwell        Chairman Emeritus

Charles T. Akre
Nathan A. Baily
John A. Beck
Stephen G. Yeonas

Advisory Board and other officers

Advisory Board members

Mary K. Bush
Louise M. Cromwell
C. Richard Pogue
Linda D. Rabbitt
William J. Shaw

Other officers

Howard L. Kitzmiller    Senior Vice President, Secretary, and Treasurer

Ralph S. Richard        Vice President

Lois A. Erhard          Vice President

Michael W. Stockton     Assistant Vice President, Assistant Secretary, and
                          Assistant Treasurer

J. Lanier Frank         Assistant Vice President

Ashley L. Shaw          Assistant Secretary

Offices

Offices of the Fund and of the business manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment adviser

Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823
Transfer agent

American Funds Service Company
(Please write to the address nearest you)
P.O. Box 2205
Santa Ana, CA 92799-5065

PO. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Thompson, O'Donnell, Markham,
Norton & Hannon
1212 New York Avenue, NW
Washington, DC 20005-3987

Independent auditors

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Washington Mutual Investors Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other retail share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sale charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.86% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.13%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Fund. As a result, dividends and investment results will differ for each share class.

For information about your account or any of the Fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company at 800/421-0180 or visit us at americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Washington Mutual Investors Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Fund. If used as sales material after December 31, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term(SM)

(logo Washington Mutal fund)

Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
202/842-5665

WMIF-013-1202
(recycle log)
Printed on recycled paper

The Capital Group Companies

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